Taxation (Chinese Mainland Withholding Tax on Dividends) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%
Total amount of undistributed profits	$ 557,200
Accrued deferred tax liability	(271,756)	$ 0	$ 0
Deferred tax liabilities, gross	7,930	273,697
Unrecognized tax liabilities	$ 55,700
Minimum [Member]
Withholding tax on dividends [Line Items]
Percentage of equity interests held in other enterprise	25.00%
Changyou [Member]
Withholding tax on dividends [Line Items]
Accrued deferred tax liability	$ 283,600
Deferred tax liabilities, gross		$ 265,900
HONG KONG
Withholding tax on dividends [Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises	5.00%
CHINA
Withholding tax on dividends [Line Items]
Withholding income tax rate on dividends, foreign invested enterprises to foreign holding companies	10.00%